Concession Contract Assets (Tables)	12 Months Ended
Dec. 31, 2024
Concession Contract Assets
Schedule of Detailed Information about Concession Contract Assets
	Dec. 31, 2024	Dec. 31, 2023
Distribution – Infrastructure assets under construction	4,421	3,431
Gas – Infrastructure assets under construction	554	338
Transmission – National Grid (‘BNES’ - Basic Network of the Existing System) - Law 12,783/13	1,616	1,723
Transmission – Assets remunerated by tariff	4,876	3,034
	11,467	8,526

Current	1,140	850
Non-current	10,327	7,676

Schedule of Contract Assets
	Transmission	Distribution	Gas	Total
Balances on December 31, 2021	4,358	1,927	95	6,380
Additions	407	3,098	61	3,566
Inflation adjustment	575	-	-	575
Amounts received	(608)	-	-	(608)
Disposals	-	-	(3)	(3)
Other additions	5	-	-	5
Transfers to financial assets	-	(762)	-	(762)
Transfers to intangible assets	-	(2,412)	(36)	(2,448)
Impairment (1)	-	(1)	-	(1)
Balances on December 31, 2022	4,737	1,850	117	6,704
Additions	242	3,478	270	3,990
Inflation adjustment	524	-	-	524
Amounts received	(746)	-	-	(746)
Transfers to financial assets	-	(364)	-	(364)
Transfers to intangible assets	-	(1,541)	(49)	(1,590)
Impairment (1)	-	8	-	8
Balances on December 31, 2023	4,757	3,431	338	8,526
Additions (2)	425	4,167	348	4,940
Inflation adjustment	433	-	-	433
Amounts received	(799)	-	-	(799)
Results of the Periodic Tariff Review (3)	1,676	-	-	1,676
Transfers to financial assets	-	(731)	(51)	(782)
Transfers to intangible assets	-	(2,435)	(81)	(2,516)
Impairment (1)	-	(11)	-	(11)
Balances on December 31, 2024	6,492	4,421	554	11,467

(1)	This refers to posting or reversal of provisions made for losses in relation to contractual assets in progress (canceled works).
(2)	The higher volume of additions in the distribution segment reflects greater investments made, in line with the investment program of Cemig D.
(3)	In Note 27d, this amount is presented net of PIS/Pasep and Cofins taxes.

Schedule of Service Concession Arrangements
	Update index	Dec. 31, 2024	Dec. 31, 2023
Current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		479	466
National Grid - new facilities (RBNI)		595	302
Concession contract - 079/00 (b)	IGPM	39	45
Concession contract - 006/11 (c)	IGPM	18	28
Concession contract - 004/05 (d)	IPCA	9	9
		1,140	850
Non-current
Concession contract - 006/97 (a)	IPCA
National Grid (‘BNES’ - Basic Network of the Existing System)		1,137	1,257
National Grid - new facilities (RBNI)		3,892	2,358
Concession contract - 079/00 (b)	IGPM	110	118
Concession contract - 006/11 (c)	IGPM	107	74
Concession contract - 004/05 (d)	IPCA	105	100
		5,351	3,907
		6,491	4,757

Schedule of Periodic Tariff Review
Result RTP
RBSE - Assets until 12/2012	164
RBNI Cycle 2013-2018 - Original	10
RBNI Cycle 2013-2018 - Revised RTP 2024	89
RBNI Cycle 2018-2023 – Small Improvements	205
RBNI Cycle 2018-2023 – Major Improvements and Reinforcements	1,208
Total	1,676